SCHEDULE OF ACCRUED EXPENSES AND OTHER LIABILITIES AND OTHER PAYABLES, NON-CURRENT (Details) - USD ($)		6 Months Ended				12 Months Ended
	Jan. 05, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
CADV Ventures S.A [Member]
PayablesAndAccrualsLineItems [Line Items]
Accrued service expenses						$ 4,477	$ 3,932
Accrued professional fees						1,648	942
Payroll and social welfare payables						1,613	4,438
Other payables							158
Accrued office expense							111
Accrued expenses and other liabilities						7,738	$ 9,581
Kukugan Invest [Member]
PayablesAndAccrualsLineItems [Line Items]
Accrued service expenses		$ 1,179	$ 1,179	$ 1,179		4,477
Accrued professional fees		38,429	38,429	38,429		1,648
Payroll and social welfare payables		3,582	3,582	3,582		1,613
Accrued expenses and other liabilities		$ 43,190	$ 43,190	$ 43,190		$ 7,738
Predecessor	Predecessor	Successor	Successor	Successor	Predecessor	Predecessor